-----------------------------
                                                   OMB APPROVAL
                                                   -----------------------------
                                                   OMB Number: 3235-0570

                                                   Expires: September 30, 2007

                                                   Estimated average burden
                                                   hours per response: 19.4
                                                   -----------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number    811-08883
                                   -----------------------------------

                         The Shepherd Street Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  480 Shepherd Street         Winston-Salem, North Carolina         27103
--------------------------------------------------------------------------------
         (Address of principal executive offices)                (Zip code)


                              John F. Splain, Esq.


Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (336) 768-7230
                                                     ----------------------

Date of fiscal year end:     September 30, 2005
                          ---------------------------------------

Date of reporting period:    September 30, 2005
                          ---------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.



                       ---------------------------------
                             ======================




                                    SHEPHERD
                                     STREET
                                     EQUITY
                                      FUND




                             ======================
                       ---------------------------------



                        THE SHEPHERD STREET FUNDS, INC.
                                 ANNUAL REPORT
                               SEPTEMBER 30, 2005

THE SHEPHERD STREET EQUITY FUND                               SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

Dear Shareholder:

                                                                    ------------
                                                                      SHEPHERD
                                                                       STREET
On September 30, 2005, the Shepherd  Street  Equity Fund  completed    EQUITY
its  seventh year  of  investment  operations.  For the past twelve     FUND
months,  the  Fund posted a  return of 6.33%.  By  comparison,  the  -----------
S&P 500 posted a return of 12.25%. The Fund's recent underperformance can be attributed to a number of factors. First, the energy and utility sectors have vastly outperformed the overall market over the period and the Fund has not been overweight energy, nor have we owned any stocks in the utilities sector, which are traditionally held for income and not growth. Second, the Fund has been overweight the healthcare sector, which has yet to produce the returns that we anticipate. Finally it has been our judgment that the large cap growth stocks that have lagged the market over the past five years represent excellent values at current prices and our move into those stocks has yet to be rewarded. The Fund's cumulative return now totals 50.91% and the average annual return is 6.06% compared to the S&P 500 which had a cumulative return of 38.49% and an average annual return of 4.76%. We are very pleased to have outperformed the market, as measured by the S&P 500, by such a significant margin over the life of the Fund.

Since our last report to you, the economy continued to show considerable strength and resilience, while the equity markets have been constrained due to concerns over high energy prices, inflation and the prospect of higher interest rates. We have seen the price of oil rise from $40 to over $60 a barrel due to higher demand, supply constraints and disruption due to the storm damage in the Gulf region. High energy prices have weighed on businesses and consumers, raising fears that our economy will slow and that inflation will rise. The markets have also contended with the Federal Reserve's interest rate increases, eleven consecutive to date, which have directly affected interest rate sensitive sectors such as financials and housing.

Despite these headwinds, several of the Fund's holdings performed extremely well over the past year led by Devon Energy. The Fund also enjoyed strong performance in its investments in Amgen, Pepsi, Lowe's and Procter and Gamble. Other stocks struggled despite posting good earnings including, Wal-Mart, Dell, Pfizer and Microsoft. The Fund has continued to take advantage of opportunities in the initial public offering and secondary market. Over the last twelve months, these investments added 0.87% to the Fund's overall return.

We do see light at the end of this tunnel as the restraints on the equity markets in 2005 begin to dissipate in 2006. Energy prices have already begun to fall to a more reasonable level and if demand stays under control, energy stockpiles should build and provide a cap on overall energy prices. Most economists predict that the Federal Reserve will end the interest rate increases in late 2005 or early 2006. We expect the markets will welcome the end of the Federal Reserve's cycle of increasing rates, and begin to trade on the merits of corporate earnings and the prospects for growth. This renewed focus on corporate earnings bodes well for our portfolio of companies. Over the past year our portfolio of companies has averaged earnings growth of 20%, while the overall market has grown earnings at 15%. These superior earnings should enable our portfolio to outperform the broader market. In addition to their organic growth, many of our companies have strong balance sheets that will enable them to increase their share repurchase plans and dividends which will also return value to our portfolio.

Thank you for your investment in the Fund. We pledge to continue our efforts to grow your investment.

                                            Sincerely yours,

                                            /s/ David B. Rea

                                            David B. Rea, President,
                                            The Shepherd Street Funds

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------

          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SHEPHERD STREET EQUITY FUND AND THE STANDARD & POOR'S 500 INDEX


                               [GRAPHIC OMITTED]

     THE SHEPHERD STREET EQUITY FUND            S&P 500 INDEX
     -------------------------------           ---------------

         10/1/1998      $  10,000         10/1/1998     $   10,000
        12/31/1998         12,040        12/31/1998         12,506
         3/31/1999         12,080         3/31/1999         13,129
         6/30/1999         13,730         6/30/1999         14,055
         9/30/1999         12,840         9/30/1999         13,177
        12/31/1999         14,400        12/31/1999         15,138
         3/31/2000         15,085         3/31/2000         15,485
         6/30/2000         15,054         6/30/2000         15,073
         9/30/2000         15,064         9/30/2000         14,927
        12/31/2000         14,359        12/31/2000         13,759
         3/31/2001         13,085         3/31/2001         12,128
         6/30/2001         14,529         6/30/2001         12,837
         9/30/2001         11,797         9/30/2001         10,953
        12/31/2001         14,004        12/31/2001         12,126
         3/31/2002         13,310         3/31/2002         12,159
         6/30/2002         12,071         6/30/2002         10,530
         9/30/2002         10,190         9/30/2002          8,710
        12/31/2002         10,768        12/31/2002          9,445
         3/31/2003         10,684         3/31/2003          9,148
         6/30/2003         11,987         6/30/2003         10,556
         9/30/2003         12,638         9/30/2003         10,835
        12/31/2003         14,193        12/31/2003         12,155
         3/31/2004         14,960         3/31/2004         12,361
         6/30/2004         14,770         6/30/2004         12,573
         9/30/2004         14,193         9/30/2004         12,338
        12/31/2004         15,565        12/31/2004         13,477
         3/31/2005         14,575         3/31/2005         13,187
         6/30/2005         14,775         6/30/2005         13,368
         9/30/2005         15,091         9/30/2005         13,849


Past performance is not predictive of future performance.

--------------------------------------------------------------------------------
                                          Average Annual Total Returns(a)

                                      (for periods ended September 30, 2005)

                                   1 YEAR      5 YEARS      SINCE INCEPTION*
                                   ------      -------      ----------------
The Shepherd Street Equity Fund     6.33%       0.04%            6.06%
Standard & Poor's 500 Index        12.25%      (1.49%)           4.76%
--------------------------------------------------------------------------------


     * Initial public offering of shares was October 2, 1998.

     (a) The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------

                THE SHEPHERD STREET EQUITY FUND VS S&P 500 INDEX
                             SECTOR DIVERSIFICATION
                      AS OF SEPTEMBER 30, 2005 (UNAUDITED)


                               [GRAPHIC OMITTED]


                         The Shepherd Street   S&P 500
                             Equity Fund        Index
                         -------------------------------
Consumer Discretionary           8.7%           10.7%
Consumer Staples                 9.2%            9.7%
Energy                          14.1%           10.3%
Financials                      14.3%           20.1%
Health Care                     20.1%           13.3%
Industrials                      6.5%           11.1%
Information Technology          18.6%           15.3%
Materials                        2.4%            2.9%
Telecommunication Services       3.1%            3.1%
Utilities                        0.0%            3.5%



                THE SHEPHERD STREET EQUITY FUND TOP TEN HOLDINGS
                         September 30, 2005 (Unaudited)
            -------------------------------------------------------

            SECURITY DESCRIPTION                  % OF NET ASSETS
            -----------------------------------   ---------------
            Devon Energy Corporation                    4.4%
            Johnson & Johnson                           4.0%
            Amgen, Inc.                                 4.0%
            Hudson City Bancorp, Inc.                   4.0%
            Capital One Financial Corporation           3.9%
            L-3 Communications Holdings, Inc.           3.7%
            Pepsico, Inc.                               3.5%
            Microsoft Corporation                       3.4%
            Intel Corporation                           3.4%
            Pfizer, Inc.                                3.4%

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

  SHARES                                                              VALUE
-----------                                                        -----------
             COMMON STOCKS -- 97.0%
             CONSUMER DISCRETIONARY -- 8.7%
     15,000  Global Partners, LP (a) ............................  $   354,000
     13,000  Lowe's Companies, Inc. .............................      837,200
     41,000  Time Warner, Inc. ..................................      742,510
     15,000  Wal-Mart Stores, Inc. ..............................      657,300
                                                                   -----------
                                                                     2,591,010
                                                                   -----------
             CONSUMER STAPLES -- 9.2%
     18,175  PepsiCo, Inc. ......................................    1,030,704
     14,000  Procter & Gamble Company (The) .....................      832,440
     20,750  SYSCO Corporation ..................................      650,928
      5,000  Walgreen Company ...................................      217,250
                                                                   -----------
                                                                     2,731,322
                                                                   -----------
             ENERGY -- 14.1%
     19,000  Devon Energy Corporation ...........................    1,304,160
    197,900  Dynamic Oil & Gas, Inc. (a) ........................      579,847
     73,882  FX Energy, Inc. (a) ................................      884,368
     25,000  Pacific Energy Partners, LP ........................      796,250
     14,000  XTO Energy, Inc. ...................................      634,480
                                                                   -----------
                                                                     4,199,105
                                                                   -----------
             FINANCIALS -- 14.3%
         12  Berkshire Hathaway, Inc. - Class A (a) .............      984,000
     14,500  Capital One Financial Corporation ..................    1,153,040
     20,333  Citigroup, Inc. ....................................      925,558
    100,000  Hudson City Bancorp, Inc. ..........................    1,190,000
                                                                   -----------
                                                                     4,252,598
                                                                   -----------
             HEALTH CARE -- 20.1%
     15,000  Amgen, Inc. (a) ....................................    1,195,050
     19,000  Johnson & Johnson ..................................    1,202,320
     15,000  Kinetic Concepts, Inc. (a) .........................      852,000
     28,900  Novogen Ltd. - Sponsored ADR (a) ...................      530,315
     40,000  Pfizer, Inc. .......................................      998,800
     50,000  ThermoGenesis Corporation (a) ......................      265,000
     17,000  UnitedHealth Group, Inc. ...........................      955,400
                                                                   -----------
                                                                     5,998,885
                                                                   -----------
             INDUSTRIALS -- 6.5%
     15,000  Automatic Data Processing, Inc. ....................      645,600
     13,000  D. R. Horton, Inc. .................................      470,860
     25,000  General Electric Company ...........................      841,750
                                                                   -----------
                                                                     1,958,210
                                                                   -----------

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005

  SHARES                                                              VALUE
-----------                                                        -----------
             COMMON STOCKS -- 97.0% (CONTINUED)
             INFORMATION TECHNOLOGY -- 18.6%
     44,000  Cisco Systems, Inc. (a) ............................  $   788,920
     22,000  Dell, Inc. (a) .....................................      752,400
    140,000  FalconStor Software, Inc. (a) ......................      848,400
     41,000  Intel Corporation ..................................    1,010,650
     14,000  L-3 Communications Holdings, Inc. ..................    1,106,980
     39,900  Microsoft Corporation ..............................    1,026,627
                                                                   -----------
                                                                     5,533,977
                                                                   -----------
             MATERIALS -- 2.4%
     90,500  NovaGold Resources, Inc. (a) .......................      724,905
                                                                   -----------

             TELECOMMUNICATION SERVICES -- 3.1%
     55,000  Nokia Oyj - ADR ....................................      930,050
                                                                   -----------

             TOTAL COMMON STOCKS (Cost $24,560,536)..............  $28,920,062
                                                                   -----------


  SHARES     MONEY MARKET SECURITIES -- 1.9% ....................     VALUE
-----------                                                        -----------
    562,423  First American Treasury Obligation Fund - Class A
               (Cost $562,423)...................................  $   562,423
                                                                   -----------

             TOTAL INVESTMENTS AT VALUE -- 98.9%
              (Cost $25,122,959).................................  $29,482,485

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.1%.......      325,767
                                                                   -----------

             NET ASSETS -- 100.0% ...............................  $29,808,252
                                                                   ===========

(a) Non-income producing security.

ADR - American Depositary Receipt







                See accompanying notes to financial statements.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005

ASSETS
Investments in securities:
    At acquisition cost .......................................  $  25,122,959
                                                                 =============

    At market value (Note 1) ..................................  $  29,482,485
  Receivable for capital shares sold ..........................          7,745
  Receivable for investment securities sold ...................        897,587
  Dividends receivable ........................................          9,369
                                                                 -------------
    TOTAL ASSETS ..............................................     30,397,186
                                                                 -------------
LIABILITIES
  Payable for capital shares redeemed .........................          2,520
  Payable for investment securities purchased .................        558,004
  Due to Advisor (Note 3) .....................................         22,020
  Accrued distribution fees (Note 3) ..........................          6,117
  Other liabilities ...........................................            273
                                                                 -------------
    TOTAL LIABILITIES .........................................        588,934
                                                                 -------------

NET ASSETS ....................................................  $  29,808,252
                                                                 =============

Net assets consist of:
  Common stock (500,000,000 shares ($.0001 par value)
    authorized, 2,079,702 shares outstanding) .................  $         208
  Additional paid-in capital ..................................     25,726,055
  Accumulated net realized losses from security transactions ..       (277,537)
  Net unrealized appreciation on investments ..................      4,359,526
                                                                 -------------
Net assets ....................................................  $  29,808,252
                                                                 =============

Shares of common stock outstanding ............................      2,079,702
                                                                 =============

Net asset value and offering price per share (a) ..............  $       14.33
                                                                 =============

(a) Redemption price varies based on length of time held (Note 1).





                See accompanying notes to financial statements.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2005


INVESTMENT INCOME
  Dividends (Net of foreign tax of $3,555) ....................  $     396,100
                                                                 -------------

EXPENSES
  Investment advisory fees (Note 3) ...........................        115,055
  Service fees (Note 3) .......................................        143,818
  Distribution fees (Note 3) ..................................         71,909
  Interest expense (Note 4) ...................................            609
                                                                 -------------
    Total expenses ............................................        331,391
  Fees reimbursed by the Advisor (Note 3) .....................           (609)
                                                                 -------------
    Net Expenses ..............................................        330,782
                                                                 -------------

NET INVESTMENT INCOME .........................................         65,318
                                                                 -------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized gains from security transactions ...............        345,824
  Net change in unrealized appreciation/depreciation on
    investments ...............................................      1,270,695
                                                                 -------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ..............      1,616,519
                                                                 -------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ....................  $   1,681,837
                                                                 =============









                See accompanying notes to financial statements.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 YEAR            YEAR
                                                                 ENDED           ENDED
                                                             SEPTEMBER 30,   SEPTEMBER 30,
                                                                 2005            2004
                                                             ------------    ------------
FROM OPERATIONS
  Net investment income (loss) ...........................   $     65,318    $    (33,976)
  Net realized gains from security transactions ..........        345,824       1,173,146
  Net change in unrealized appreciation/depreciation
    on investments .......................................      1,270,695       1,406,495
                                                             ------------    ------------
Net increase in net assets from operations ...............      1,681,837       2,545,665
                                                             ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income .............................        (65,318)           --
  In excess of net investment income .....................         (6,673)           --
                                                             ------------    ------------
Total distributions ......................................        (71,991)           --
                                                             ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ..............................      5,472,161       4,860,142
  Net asset value of shares issued in reinvestment of
    distributions to shareholders ........................         71,929            --
  Proceeds from redemption fees collected (Note 1) .......            465             674
  Payment for shares redeemed ............................     (3,068,346)     (2,828,963)
                                                             ------------    ------------
Net increase in net assets from capital share transactions      2,476,209       2,031,853
                                                             ------------    ------------

TOTAL INCREASE IN NET ASSETS .............................      4,086,055       4,577,518

NET ASSETS
  Beginning of year ......................................     25,722,197      21,144,679
                                                             ------------    ------------
  End of year ............................................   $ 29,808,252    $ 25,722,197
                                                             ============    ============

UNDISTRIBUTED NET INVESTMENT INCOME ......................   $       --      $       --
                                                             ============    ============

CAPITAL SHARE ACTIVITY
  Sold ...................................................        387,966         354,802
  Reinvested .............................................          4,867            --
  Redeemed ...............................................       (217,410)       (207,643)
                                                             ------------    ------------
  Net increase in shares outstanding .....................        175,423         147,159
  Shares outstanding at beginning of year ................      1,904,279       1,757,120
                                                             ------------    ------------
  Shares outstanding at end of year ......................      2,079,702       1,904,279
                                                             ============    ============



                See accompanying notes to financial statements.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year

                                                YEAR         YEAR         YEAR           YEAR          YEAR
                                                ENDED        ENDED        ENDED          ENDED         ENDED
                                             SEPT. 30,     SEPT. 30,    SEPT. 30,     SEPT. 30,      SEPT. 30,
                                                2005         2004          2003          2002          2001
                                            -----------  -----------   -----------   -----------   -----------
Net asset value at beginning of year ....   $     13.51  $     12.03   $      9.70   $     11.23   $     14.81
                                            -----------  -----------   -----------   -----------   -----------

Income (loss) from investment operations:
  Net investment income (loss) ..........          0.04        (0.02)        (0.02)        (0.04)        (0.04)
  Net realized and unrealized gains
    (losses) on investments .............          0.82         1.50          2.35         (1.49)        (3.08)
                                            -----------  -----------   -----------   -----------   -----------
Total from investment operations ........          0.86         1.48          2.33         (1.53)        (3.12)
                                            -----------  -----------   -----------   -----------   -----------

Less distributions:
  From net investment income ............         (0.04)        --            --            --            --
  From net realized gains ...............          --           --            --            --           (0.46)
  In excess of net investment income ....         (0.00)(a)     --            --            --            --
                                            -----------  -----------   -----------   -----------   -----------
Total distributions .....................         (0.04)        --            --            --           (0.46)
                                            -----------  -----------   -----------   -----------   -----------

Net asset value at end of year ..........   $     14.33  $     13.51   $     12.03   $      9.70   $     11.23
                                            ===========  ===========   ===========   ===========   ===========

Total return (b) ........................          6.33%       12.30%        24.02%       (13.62%)      (21.69%)
                                            ===========  ===========   ===========   ===========   ===========

Net assets at end of year (000's) .......   $    29,808  $    25,722   $    21,145   $    11,385   $    10,570
                                            ===========  ===========   ===========   ===========   ===========

Ratio of total expenses to average
  net assets (c) ........................          1.15%        1.15%         1.15%         1.15%         1.16%

Ratio of net investment income (loss)
  to average net assets .................          0.23%       (0.13%)       (0.17%)       (0.33%)       (0.36%)

Portfolio turnover rate .................            76%          87%           70%           65%           68%

(a)  Less than $0.01 per share.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Absent expense reimbursements by the Advisor, the ratio of net expenses to average net assets would have also been 1.15% for the year ended September 30, 2005.





                See accompanying notes to financial statements.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
SEPTEMBER 30, 2005

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Shepherd Street Funds, Inc. (the "Company") was incorporated under the laws of the state of Maryland on July 16, 1998, and currently offers one series of shares, The Shepherd Street Equity Fund (the "Fund"). The Company is registered as a no-load, open-end diversified management investment company under the Investment Company Act of 1940. The Fund's investment objective is growth of capital. The Fund's registration statement became effective with the Securities and Exchange Commission on October 1, 1998 and the Fund commenced operations on October 2, 1998.

The following is a summary of the Fund's significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America.

Securities valuation -- Common stocks and other equity-type securities listed on a securities exchange are valued at the last quoted sales price on the day of the valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Other assets and securities for which no quotations are readily available or for which quotations the Advisor believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Directors. Factors in determining portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; the thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 0.5% if redeemed within six months of the date of purchase. For the years ended September 30, 2005 and 2004, proceeds from redemption fees totaled $465 and $674, respectively.

Security transactions and investment income -- Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (Continued)
SEPTEMBER 30, 2005

Distributions to shareholders -- Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the year ended September 30, 2005 was ordinary income. There were no distributions paid during the year ended September 30, 2004.

Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributable earnings at September 30, 2005 was as follows:

--------------------------------------------------------------------------------
Cost of portfolio investments .................................  $  25,187,849
                                                                 =============

Gross unrealized appreciation .................................  $   5,272,553
Gross unrealized depreciation .................................       (977,917)
                                                                 -------------
Net unrealized appreciation ...................................  $   4,294,636
Capital loss carryforwards ....................................        (28,164)
Post-October losses ...........................................       (184,483)
                                                                 -------------
Total distributable earnings ..................................  $   4,081,989
                                                                 =============
--------------------------------------------------------------------------------

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (Continued)
SEPTEMBER 30, 2005

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

During the year ended September 30, 2005, the Fund utilized $549,929 of capital loss carryforwards to offset current year realized gains.

As of September 30, 2005, the Fund had a capital loss carryforward of $28,164 which expires September 30, 2011. In addition, the Fund had net realized capital losses of $184,483 during the period November 1, 2004 through September 30, 2005, which are treated for federal income tax purposes as arising during the Fund's tax-year ending September 30, 2006. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

For the year ended September 30, 2005, the Fund reclassified distributions in excess of net investment income of $6,673 against paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

2. INVESTMENT TRANSACTIONS

During the year ended September 30, 2005, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, amounted to $23,152,650 and $21,449,943, respectively.

3. ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Advisory Agreement with Salem Investment Counselors, Inc. (the "Advisor") to provide investment management services to the Fund. Pursuant to the Advisory Agreement, the Advisor receives a fee, calculated daily and paid monthly, at the annual rate of 0.40% of the Fund's average daily net assets. For the year ended September 30, 2005, the Advisor received fees of $115,055 under the Advisory Agreement and voluntarily reimbursed the Fund for borrowing costs of $609.

The Fund has entered into an Operating Services Agreement (the "Servicing Agreement") with the Advisor to provide or arrange for day-to-day operational services to the Fund. Pursuant to the Servicing Agreement, the Advisor receives a fee, calculated daily and paid monthly, at the annual rate of 0.50% of the Fund's average daily net assets. For the year ended September 30, 2005, the Advisor received fees of $143,818 under the Servicing Agreement. The Advisor pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs, extraordinary expenses and distribution and/or service related expenses incurred pursuant to Rule 12b-1.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (Continued)
SEPTEMBER 30, 2005

The Fund has adopted a Plan of Distribution under which it may finance activities primarily intended to result in the sale or retention of Fund shares. Under the Plan, the Advisor is reimbursed for distribution-related expenditures made pursuant to the Plan at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended September 30, 2005, the Advisor received payments from the Fund of $71,909.

The Fund and the Advisor are parties to mutual fund services agreements with Ultimus Fund Solutions, LLC ("Ultimus"), under which Ultimus provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services. The fees payable to Ultimus are paid by the Advisor (not the Fund).

The Fund and the Advisor are parties to a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), under which the Distributor provides distribution services to the Fund and serves as principal underwriter to the Fund. The fees payable to the Distributor are paid by the Advisor.

Certain directors and officers of the Fund are directors and officers of the Advisor or of Ultimus.

4. BANK LINE OF CREDIT

The Fund has an unsecured $200,000 bank line of credit. Borrowings under this arrangement bear interest at a rate per annum equal to the Prime Rate at the time of borrowing. During the year ended September 30, 2005, the Fund incurred $609 of interest expense related to borrowings. Average debt outstanding for the year ended September 30, 2005 was $8,283. As of September 30, 2005, the Fund had no outstanding borrowings.

5. CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Company's officers and directors for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
THE SHEPHERD STREET FUNDS, INC.
WINSTON-SALEM, NORTH CAROLINA

We have audited the accompanying statement of assets and liabilities of Shepherd Street Equity Fund, a series of shares of The Shepherd Street Funds, Inc., including the portfolio of investments, as of September 30, 2005, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for each of the three years in the period ended September 30, 2003 have been audited by other auditors, whose report dated October 23, 2003 expressed an unqualified opinion on such financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Shepherd Street Equity Fund as of September 30, 2005, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                            /s/ BRIGGS, BUNTING & DOUGHERTY, LLP

                                                BRIGGS, BUNTING & DOUGHERTY, LLP
Philadelphia, Pennsylvania
November 7, 2005

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
BOARD OF DIRECTORS AND EXECUTIVE OFFICERS (Unaudited)

Overall responsibility for management of the Company rests with the Board of Directors. The Directors serve during the lifetime of the Company and until its termination, or until death, resignation, retirement or removal. The Directors, in turn, elect the officers of the Company to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following table provides information regarding each Director and executive officer of the
Company:


                                                                                           NUMBER OF
                                                   POSITION(S)                             PORTFOLIOS IN FUND  OTHER
NAME, ADDRESS AND AGE           LENGTH OF          HELD WITH    PRINCIPAL OCCUPATION(S)    COMPLEX OVERSEEN    DIRECTORSHIPS
                                TIME SERVED        COMPANY      DURING PAST 5 YEARS        BY DIRECTOR         HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
*David B. Rea (age 50)          Since              President/   Investment Counselor with        1                    None
480 Shepherd Street             Sept. 1998         Director     Salem Investment
Winston-Salem, NC 27114                                         Counselors, Inc.


*William R. Watson (age 64)     Since              Director/    Investment Counselor with        1                    None
480 Shepherd Street             Sept. 1998         Vice         Salem Investment
Winston-Salem, NC 27114                            President    Counselors, Inc.


INDEPENDENT DIRECTORS:

James T. Broyhill (age 78) **   Since              Director     Retired.  Former U.S.            1               Director of BMC
1930 Virginia Road              Sept. 1998                      Congressman; former                              Fund, Inc., a
Winston-Salem, NC 27104                                         Secretary of North Carolina                      closed-end
                                                                Department of Economic and                       management
                                                                Community Development.                           investment company.

J. Paul Breitbach (age 67)      Since              Director     Retired.  Prior to January       1               Director of Old
320 Buckingham Road             May 2002                        2002, Executive Vice                             Dominion Freight
Winston-Salem, NC 27104                                         President of Krispy Kreme                        Lines, a freight
                                                                Doughnut Corporation                             transportation
                                                                                                                 company

James L. Hilmer (age 60)        Since             Director      Marketing consultant             1                    None
621 Idlewyld Drive              May 2002
Fort Lauderdale, FL 33301

James G. Hanes III (age 62)     Since              Director     Serves on a number of            1                    None
3920 Beechridge Road            July 2002                       community boards and is
Winston-Salem, NC 27106                                         involved in numerous
                                                                philanthropic causes; farmer
                                                                in southern Virginia


THE SHEPHERD STREET EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------
BOARD OF DIRECTORS AND EXECUTIVE OFFICERS (Unaudited)
(Continued)
                                 LENGTH OF             POSITION(S) HELD WITH            PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE            TIME SERVED           COMPANY                          DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS:

Robert T. Beach (age 59) **      Since Sept. 1998      Vice President                   Investment Counselor with Salem
480 Shepherd Street                                                                     Investment Counselors, Inc.
Winston-Salem, NC 27114

Dale M. Brown (age 52)           Since Sept. 1998      Vice President                   Investment Counselor with Salem
480 Shepherd Street                                                                     Investment Counselors, Inc.
Winston-Salem, NC 27114

Jeffrey C. Howard (age 51)       Since Sept. 1998      Secretary, Treasurer             Investment Counselor with Salem
480 Shepherd Street                                    and Chief Compliance             Investment Counselors, Inc.
Winston-Salem, NC 27114                                Officer
Name, Address and Age

* David B. Rea and William R. Watson, as affiliated persons of the Advisor, are "interested persons" of the Company within the meaning of Section 2(a)(19) of the Investment Company Act.

**   James T. Broyhill is the father-in-law of Robert T. Beach.

Additional information about members of the Board of Directors and executive officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-888-575-4800.

CHANGE IN INDEPENDENT REGISTERED  PUBLIC
ACCOUNTING FIRM (Unaudited)

On May 13, 2004, Tait, Weller & Baker was replaced as the independent registered public accounting firm of the Fund, and Briggs, Bunting and Dougherty, LLP was selected as the Fund's new independent registered public accounting firm. The Fund's selection of Briggs, Bunting and Dougherty, LLP as its independent registered public accounting firm was recommended by the Fund's audit committee and was approved by the Fund's Board of Trustees.

Tait, Weller & Baker's reports on the Fund's financial statements for the fiscal years ended September 30, 2003 and 2002 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal years, and through the date of Tait, Weller & Baker's dismissal, there were no disagreements between the Fund and Tait, Weller & Baker on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Tait, Weller & Baker, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
ABOUT YOUR FUND'S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge a front-end sales load. However, a redemption fee of 0.5% is applied on the sale of shares held for less than six months.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
ABOUT YOUR FUND'S EXPENSES (Unaudited) (Continued)

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios for the most recent five fiscal years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

--------------------------------------------------------------------------------
                                    Beginning        Ending
                                   Account Value  Account Value  Expenses Paid
                                  April 1, 2005  Sept. 30, 2005  During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000.00       $1,035.40       $ 5.87
Based on Hypothetical 5% Return
  (before expenses)                 $1,000.00       $1,019.30       $ 5.82
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of (1.15%) for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT AND
OPERATING SERVICES AGREEMENT (Unaudited)

The Investment Company Act of 1940 requires that the Board of Directors, including a majority of the Directors who are not interested persons of the Fund (the "Independent Directors") voting separately, annually review and approve the Investment Advisory Agreement and the Operating Services Agreement (collectively, the "Agreements") between the Fund and the Advisor. At an in-person meeting held on August 3, 2005, the Agreements were reviewed and approved by the Board of Directors. The information, material facts and conclusions that formed the basis for the Directors' decision to approve the Agreements for an additional one-year term is described below.

1. THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE ADVISOR. The Board reviewed the services being provided by the Advisor to the Fund including, without limitation, its investment advisory and administrative services since the Fund's inception, its coordination of services and distribution efforts for the Fund over the years, and its provision of officers to the Fund (including the Fund's chief compliance officer)
     without additional compensation. The Board reviewed a copy of each Agreement and discussed the responsibilities of the Advisor under the Investment Advisory Agreement and the Operating Services Agreement and the Board discussed the Advisor's compensation under each of the Agreements. In addition, the Board reviewed the Advisor's Form ADV, discussing the background and experience of the Advisor's key investment and operating personnel. After reviewing the foregoing information, the Directors concluded that the quality, extent and nature of the services provided by the Advisor was satisfactory and adequate for the Fund

2. THE INVESTMENT PERFORMANCE OF THE FUND AND ADVISOR. The Board compared the performance of the Fund with the performance of its benchmark index (S&P 500 Index) and comparable funds managed by other advisors over various periods ending June 30, 2005. The Board also reviewed comparative information on the Fund's performance compared to the Dow Jones Industrial Average. The Board also considered the consistency of the Advisor's management of the Fund with the Fund's investment objective and policies, the long-term performance of the Fund and the Fund's Morningstar ratings. Following further discussion, the Board concluded that the investment performance of the Fund and Advisor was satisfactory.

3. THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUND. The Board considered the Advisor's staffing, personnel and methods of operating; the financial condition of the Advisor and the level of commitment to the Fund and the Advisor by the principals of the Advisor; the asset levels of the Fund; and the overall expenses of the Fund. The Board reviewed the rate of the advisory fee paid by the Fund under the Investment Advisory Agreement and compared it to the average advisory fee ratios of similar mutual funds as reported by Morningstar, Inc. The Board also reviewed information that compared the total operating expense ratio of the Fund with average expense ratios of representative funds,

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
BOARD REVIEW OF INVESTMENT  ADVISORY  AGREEMENT AND
OPERATING  SERVICES AGREEMENT (Unaudited) (Continued)

     pointing out that the Fund's overall expense ratio (1.15%) is below the average expense ratio (1.29%) and median expense ratio (1.24%) for funds categorized by Morningstar as large cap growth funds. The Board discussed the Fund's "unified" fee structure, whereby the Fund pays the Advisor a single fee for all of its administration and advisory services. The Board next discussed the Advisor's analysis of its revenues and expenses with respect to the Fund for each year since inception, noting that most of the expenses included in this analysis are directly related to the Advisor's provision of services to the Fund. The Board also discussed the Advisor's allocation of salary expenses. The Board acknowledged that the Advisor is beginning to realize a small profit with respect to its services to the Fund but noted that historically the Advisor has incurred significant losses over the life of the Fund. The Board also reviewed a recent balance sheet of the Advisor.

     The Board then discussed the Fund's brokerage arrangements, noting that the Advisor has never entered into any "soft dollar" arrangements for research or other services. The Board also discussed the indirect benefits accruing to the Advisor from the Investment Advisory Agreement, noting that the Advisor likely receives increased exposure and improved verifiability of its investment results. The Board noted that the value of these benefits is very difficult to quantify.

     Following further consideration and discussion of the foregoing, the Directors concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable.

4. THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER ADVISORY FEE LEVELS REFLECT THESE ECONOMIES OF SCALE FOR THE BENEFITS OF THE FUND'S INVESTORS. In this regard, the Board considered the Fund's unified fee structure, which limits the Fund's expenses. The Board noted that in past years the Advisor effectively received no management fee or less than its full management fee because it was supplementing the Fund's costs under the unified fee structure. The Board discussed that, while the Fund does not have specific fee breakpoints at higher asset levels, the Fund's fees at its current asset levels were lower than the Fund's category average, even though the average includes many funds that are substantially larger than the Fund. The Board further noted that the Advisor had suggested and voluntarily agreed to lower the amount of the unified fee several years ago and that, if the Fund continues to grow in assets, it may become necessary for the Advisor to consider adding fee breakpoints to the Investment Advisory Agreement and/or the Operating Services Agreement. Following further discussion, the Board determined that the Fund's fee arrangements with the Advisor, while not specifically reducing at higher asset levels, nevertheless were structured for the benefit of shareholders, particularly if the Fund's assets were to unexpectedly drop precipitously.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Directors, including a majority of Independent Directors, concluded that the Fund's Agreements with the Advisor are fair and reasonable, and that the renewal of the Agreements was in the best interests of the Fund and its shareholders.

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                              INVESTMENT ADVISOR:
                       Salem Investment Counselors, Inc.
                              480 Shepherd Street
                      Winston-Salem, North Carolina 27103

                             SHAREHOLDER SERVICES:
                          Ultimus Fund Solutions, LLC
                         225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246
                                 1-888-575-4800

                                 LEGAL COUNSEL:
                            Kilpatrick Stockton LLP
                              3737 Glenwood Avenue
                                   Suite 400
                               Raleigh, NC 27612



    A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-575-4800, or on the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-575-4800, or on the SEC's website at http://www.sec.gov.

  The Company files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q.
     The filings will be available upon request, by calling 1-888-575-4800. Furthermore, you will be able to obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Company's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2.  CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is J. Paul Breitbach. Mr. Breitbach is "independent" for purposes of this Item.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $11,000 with respect to the registrant's fiscal year ended September 30, 2005. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $10,750 with respect to the registrant's fiscal year ended September 30, 2004.

     (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

     (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $1,000 with respect to the registrant's fiscal year ended September 30, 2005. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $1,000 with respect to the registrant's fiscal year ended September 30, 2004. The services comprising these fees are the preparation of the registrant's federal and state income tax and federal excise tax returns.

     (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.


     (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) During the fiscal years ended September 30, 2005 and 2004, aggregate non-audit fees of $1,000 and $1,000, respectively, were billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

     (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto



Exhibit 99.CODE ETH       Code of Ethics

Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   The Shepherd Street Funds, Inc.
             ----------------------------------------------------



By (Signature and Title)*    /s/ David B. Rea
                           --------------------------------------

                           David B. Rea, President

Date     November 23, 2005
      ---------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ David B. Rea
                           --------------------------------------

                           David B. Rea, President

Date     November 23, 2005
      ---------------------------------




By (Signature and Title)*    /s/ Jeffrey C. Howard
                           --------------------------------------

                           Jeffrey C. Howard, Treasurer

Date     November 23, 2005
      ---------------------------------


* Print the name and title of each signing officer under his or her signature.